UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global

SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.1%
Arcos Dorados Holdings, Inc., Class A (a)	957,952	$5,048,407
Grupo Supervielle SA — ADR (a)	351,682	5,208,410

		10,256,817
Australia — 2.6%
Iluka Resources Ltd.	631,700	3,059,831
Metals X, Ltd. (b)	4,283,902	4,957,137
Orocobre Ltd. (a)(b)	3,328,478	9,526,664
OZ Minerals, Ltd.	1,093,690	5,114,341
Parnell Pharmaceuticals Holdings Ltd. (a)(b)	562,896	810,570

		23,468,543
Austria — 1.0%
Schoeller-Bleckmann Oilfield Equipment AG (b)	141,100	9,350,836
Belgium — 0.9%
Nyrstar NV (a)(b)	500,618	3,679,580
Ontex Group NV	127,180	4,041,060

		7,720,640
Brazil — 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	349,200	3,233,592
Companhia Hering SA	1,052,831	5,820,734
Totvs SA	429,064	4,008,107

		13,062,433
Canada — 7.3%
Africa Oil Corp. (a)(b)	5,250,400	8,284,102
Canadian Western Bank	126,300	2,430,790
Continental Gold, Inc. (a)(b)	2,211,563	6,742,827
The Descartes Systems Group, Inc. (a)	29,600	636,920
Diagnocure, Inc. (a)(c)	3,952,880	30
Dollarama, Inc.	77,200	6,027,361
Element Financial Corp.	406,800	5,091,395
Entertainment One Ltd.	1,624,800	4,767,947
Lithium Americas Corp. (a)(b)	2,580,900	1,770,502
Lundin Mining Corp. (a)	1,003,650	3,970,383
Methanex Corp.	222,700	7,945,936
Mogo Finance Technology, Inc. (a)	191,752	211,929
Painted Pony Petroleum Ltd. (a)	1,383,109	8,507,710
Torex Gold Resources, Inc. (a)	197,747	4,277,648
Trevali Mining Corp. (a)(b)	1,478,223	1,228,144
Trevali Mining Corp.	4,848,800	4,028,501

		65,922,125
China — 0.9%
Agile Property Holdings Ltd.	7,828,000	4,483,319
Colour Life Services Group Co. Ltd. (a)	4,083,000	2,885,131

Common Stocks	Shares	Value
China (continued)
Fu Shou Yuan International Group, Ltd.	888,000	$513,624

		7,882,074
Denmark — 0.5%
Nets A/S (a)(d)	200,000	4,137,057
France — 2.8%
Elior SCA (d)	292,220	6,690,980
Elis SA	446,977	7,376,681
UbiSoft Entertainment SA (a)(b)	150,300	5,678,927
Virbac SA (a)	34,531	5,774,235

		25,520,823
Georgia — 0.6%
BGEO Group PLC	140,300	5,280,917
Germany — 1.2%
Aixtron SE (a)	456,700	2,777,868
Dialog Semiconductor PLC (a)	128,500	4,955,801
Rheinmetall AG	44,500	3,101,775

		10,835,444
Hong Kong — 2.3%
Chow Sang Sang Holdings International Ltd. (b)	1,125,000	1,992,899
Clear Media Ltd.	2,067,000	1,972,208
KWG Property Holding Ltd.	4,843,000	3,208,102
Lee & Man Paper Manufacturing Ltd.	9,210,000	8,413,442
Melco International Development Ltd. (b)	3,477,000	4,600,841

		20,187,492
India — 3.6%
Container Corp. of India	158,750	3,296,303
Jubilant Foodworks, Ltd.	298,100	4,328,688
Kaveri Seed Co., Ltd. (a)	363,500	1,960,095
MakeMyTrip Ltd. (a)(b)	286,900	6,770,840
Oberoi Realty Ltd.	1,305,600	5,744,656
Tata Power Co. Ltd.	1,323,000	1,501,109
Yes Bank Ltd.	207,300	3,917,108
Zee Entertainment Enterprises Ltd.	584,400	4,810,610

		32,329,409
Indonesia — 1.3%
Bank Tabungan Negara Persero Tbk PT	56,884,900	8,389,436
Tower Bersama Infrastructure Tbk PT	7,589,276	3,551,611

		11,941,047
Ireland — 1.0%
Greencore Group PLC	643,000	2,794,820

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
Ireland (continued)
Ryanair Holdings PLC — ADR	82,681	$6,203,556

		8,998,376
Italy — 0.8%
Beni Stabili SpA SIIQ (a)	11,911,971	7,112,070
Japan — 4.5%
Don Quijote Holdings Co. Ltd.	88,300	3,239,310
Horiba Ltd.	94,300	4,646,327
JGC Corp.	440,800	7,673,679
NGK Insulators Ltd.	210,500	4,374,310
NOK Corp.	134,100	2,934,301
Pioneer Corp. (a)(b)	1,874,600	4,078,886
Rohm Co. Ltd.	113,700	5,993,177
Tokyo Tatemono Co. Ltd.	642,300	7,726,338

		40,666,328
Luxembourg — 1.7%
Eurofins Scientific SE	5,775	2,623,448
Grand City Properties SA	385,759	7,552,851
Stabilus SA (a)	91,486	5,148,814

		15,325,113
Malaysia — 0.3%
AirAsia Bhd	4,590,300	3,101,930
Mexico — 0.3%
Corp. Inmobiliaria Vesta SAB de CV (b)	1,638,074	2,259,879
Netherlands — 1.3%
Intertrust NV (a)(d)	186,200	4,469,932
Koninklijke Boskalis Westminster NV	93,000	3,309,937
TomTom NV (a)(b)	363,800	3,480,581

		11,260,450
Panama — 0.3%
Copa Holdings SA, Class A	35,000	3,077,550
Russia — 0.6%
Globaltrans Investment PLC — GDR	1,088,000	5,113,600
South Africa — 0.1%
Petra Diamonds, Ltd.	536,500	900,475
South Korea — 0.4%
Korea Gas Corp.	93,400	3,770,407
Spain — 0.2%
Atento SA (a)	174,761	1,481,973
Sweden — 1.9%
Elekta AB, B Shares (b)	611,600	5,921,525
Hoist Finance AB (d)	518,517	4,986,438
SSAB AB, A Shares (a)(b)	1,125,430	3,281,841

Common Stocks	Shares	Value
Sweden (continued)
SSAB AB, B Shares (a)	1,264,900	$3,085,339

		17,275,143
Switzerland — 0.7%
Aryzta AG (a)	73,922	3,288,177
Leonteq AG (a)(b)	48,600	2,635,472

		5,923,649
Taiwan — 0.0%
Mercuries Life Insurance Co. Ltd.	31,650	15,029
Thailand — 0.4%
Indorama Ventures PCL	4,061,600	3,311,405
United Kingdom — 5.7%
Arrow Global Group PLC	1,564,691	5,972,676
Ashmore Group PLC	1,250,455	5,723,096
Atlas Mara Co-Nvest Ltd. (a)(b)	718,496	2,514,736
Exova Group PLC	1,952,419	5,023,294
Grainger PLC	18,091	53,827
IMI PLC	210,600	2,930,952
Intertek Group PLC	121,100	5,466,918
Nomad Foods Ltd. (a)	403,746	4,772,278
Rentokil Initial PLC	1,855,800	5,333,908
UNITE Group PLC	945,063	7,766,852
Virgin Money Holdings UK PLC	1,437,618	5,798,800

		51,357,337
United States — 52.5%
Albemarle Corp.	47,400	4,052,226
Allison Transmission Holdings, Inc.	195,300	5,601,204
At Home Group, Inc. (a)	183,138	2,774,541
Bob Evans Farms, Inc.	182,966	7,007,598
Boot Barn Holdings, Inc. (a)(b)	101,300	1,152,794
Boston Beer Co., Inc., Class A (a)	7,300	1,133,398
Bottomline Technologies, Inc. (a)	280,582	6,540,366
Burlington Stores, Inc. (a)	64,373	5,215,500
Cable One, Inc.	25,371	14,816,664
CARBO Ceramics, Inc.	363,381	3,975,388
Chart Industries, Inc. (a)	168,489	5,531,494
Ciena Corp. (a)	391,400	8,532,520
ComScore, Inc. (a)(b)	130,700	4,007,262
Deckers Outdoor Corp. (a)	47,534	2,830,650
DSP Group, Inc. (a)	226,378	2,718,800
Endologix, Inc. (a)(b)	564,307	7,223,130
Energen Corp.	196,700	11,353,524
Essent Group Ltd. (a)	231,600	6,162,876
Five Below, Inc. (a)(b)	103,800	4,182,102
G-III Apparel Group Ltd. (a)	157,100	4,579,465
Generac Holdings, Inc. (a)(b)	139,300	5,056,590
Genesee & Wyoming, Inc., Class A (a)(b)	72,000	4,964,400
GNC Holdings, Inc., Class A	208,600	4,259,612
Hain Celestial Group, Inc. (a)	145,300	5,169,774

2	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
Halyard Health, Inc. (a)	247,385	$8,574,364
Haynes International, Inc.	158,100	5,867,091
Huntington Bancshares, Inc.	148,078	1,460,049
Iberiabank Corp.	68,300	4,584,296
IDEX Corp.	90,050	8,425,978
Insulet Corp. (a)	286,439	11,726,813
Insys Therapeutics, Inc. (a)(b)	242,827	2,862,930
Integrated Device Technology, Inc. (a)	390,498	9,020,504
Invacare Corp.	492,031	5,495,986
KBR, Inc.	432,100	6,537,673
KLX, Inc. (a)	171,900	6,050,880
LKQ Corp. (a)	216,485	7,676,558
Marcus & Millichap, Inc. (a)	307,107	8,030,848
MDU Resources Group, Inc.	245,720	6,251,117
Mentor Graphics Corp.	266,600	7,048,904
Merit Medical Systems, Inc. (a)	442,612	10,751,045
MSC Industrial Direct Co., Inc., Class A	86,000	6,313,260
Murphy USA, Inc. (a)	36,800	2,626,048
National Instruments Corp.	263,284	7,477,266
Netscout Systems, Inc. (a)(b)	310,300	9,076,275
Nordson Corp.	74,800	7,452,324
OPKO Health, Inc. (a)(b)	724,880	7,676,479
Opus Bank	156,200	5,524,794
Outfront Media, Inc.	243,743	5,764,522
Owens & Minor, Inc.	271,835	9,440,830
Pacific Biosciences of California, Inc. (a)(b)	778,968	6,979,553
Party City Holdco, Inc. (a)(b)	147,815	2,530,593
Patterson Cos., Inc.	186,141	8,551,318
Pebblebrook Hotel Trust (b)	280,046	7,449,224
Pfenex, Inc. (a)	683,824	6,120,225
Pinnacle Foods, Inc.	74,109	3,718,048
PTC, Inc. (a)	212,700	9,424,737
Qorvo, Inc. (a)	97,600	5,440,224
Quotient Ltd. (a)(b)	677,923	5,301,358
Rambus, Inc. (a)(b)	321,900	4,023,750
Skechers U.S.A., Inc., Class A (a)	213,200	4,882,280
SM Energy Co.	63,800	2,461,404
Smart & Final Stores, Inc. (a)(b)	302,000	3,856,540
South Jersey Industries, Inc.	113,300	3,348,015
Superior Energy Services, Inc.	363,900	6,513,810
Supervalu, Inc. (a)(b)	1,462,381	7,297,281
Tanger Factory Outlet Centers, Inc.	188,802	7,355,726
Teleflex, Inc.	43,101	7,243,123
Texas Capital Bancshares, Inc. (a)	47,000	2,581,240
TreeHouse Foods, Inc. (a)(b)	51,400	4,481,566
Triumph Group, Inc.	160,500	4,474,740
U.S. Silica Holdings, Inc.	80,100	3,729,456
Ultimate Software Group, Inc. (a)	27,400	5,600,286
United Therapeutics Corp. (a)	73,307	8,656,091
Urban Outfitters, Inc. (a)	62,139	2,145,038

Common Stocks		Shares	Value
United States (continued)
Verint Systems, Inc. (a)		237,464	$8,935,770
VWR Corp. (a)		336,870	9,553,633
Whiting Petroleum Corp. (a)(b)		491,000	4,291,340
Yelp, Inc. (a)		219,383	9,148,271
Zynga, Inc., Class A (a)		1,699,100	4,944,381

			471,597,733
Total Common Stocks — 100.3%			900,444,104

Warrants — 0.0%
United Kingdom — 0.0%
Atlas Mara Co-Nvest Ltd. (a)		549,800	8,247
Total Long-Term Investments (Cost — $802,415,176) — 100.3%			900,452,351

Short-Term Securities		Beneficial Interest (000)
Money Market Funds — 9.6%
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (e)(f)(g)		85,941	85,940,748

Time Deposits		Par (000)
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/03/16	HKD	790	101,838
Japan — 0.0%
Brown Brothers Harriman & Co., (0.39%), 10/03/16	JPY	1,376	13,568
United Kingdom — 0.3%
Brown Brothers Harriman & Co., 0.05%, 10/03/16	GBP	2,412	3,126,264
Total Time Deposits — 0.3%			3,241,670
Total Short-Term Securities (Cost — $89,182,418) — 9.9%			89,182,418

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Value
Total Investments (Cost — $891,597,594*) — 110.2%	$989,634,769
Liabilities in Excess of Other Assets — (10.2)%	(91,989,210)

Net Assets — 100.0%	$897,645,559

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$913,769,181

Gross unrealized appreciation	$167,666,483
Gross unrealized depreciation	(91,800,895)

Net unrealized appreciation	$75,865,588

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2016, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares Held at June 30, 2016	Shares Purchased	Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain
Diagnocure, Inc.	3,952,880	—	—	3,952,880	$30	—	—

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2016	Net Activity	Shares/Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class[1]	4,449,500	(4,449,500)	—	—	$1,624
BlackRock Liquidity Series, LLC, Money Market Series	$94,140,099	(8,199,351)	$85,940,748	$85,940,748	464,919	[2]
Total				$85,940,748	$466,543

[1] No longer held by the Fund as of period end.

[2]     Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

4	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Portfolio Abbreviations

ADR	American Depositary Receipts
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$10,256,817	—	—	$10,256,817
Australia	810,570	$22,657,973	—	23,468,543
Austria	—	9,350,836	—	9,350,836
Belgium	3,679,580	4,041,060	—	7,720,640
Brazil	13,062,433	—	—	13,062,433
Canada	61,893,594	4,028,501	$30	65,922,125
China	—	7,882,074	—	7,882,074
Denmark	4,137,057	—	—	4,137,057
France	—	25,520,823	—	25,520,823
Georgia	5,280,917	—	—	5,280,917
Germany	—	10,835,444	—	10,835,444
Hong Kong	—	20,187,492	—	20,187,492
India	6,770,840	25,558,569	—	32,329,409
Indonesia	—	11,941,047	—	11,941,047
Ireland	6,203,556	2,794,820	—	8,998,376
Italy	—	7,112,070	—	7,112,070
Japan	—	40,666,328	—	40,666,328
Luxembourg	5,148,814	10,176,299	—	15,325,113
Malaysia	—	3,101,930	—	3,101,930
Mexico	2,259,879	—	—	2,259,879
Netherlands	—	11,260,450	—	11,260,450
Panama	3,077,550	—	—	3,077,550
Russia	5,113,600	—	—	5,113,600
South Africa	—	900,475	—	900,475
South Korea	—	3,770,407	—	3,770,407
Spain	1,481,973	—	—	1,481,973
Sweden	4,986,438	12,288,705	—	17,275,143
Switzerland	—	5,923,649	—	5,923,649
Taiwan	—	15,029	—	15,029
Thailand	3,311,405	—	—	3,311,405
United Kingdom	21,289,356	30,067,981	—	51,357,337
United States	471,597,733	—	—	471,597,733
Warrants	—	8,247	—	8,247
Short-Term Securities:
Money Market Funds	—	85,940,748	—	85,940,748
Time Deposits	—	3,241,670	—	3,241,670

Total	$630,362,112	$359,272,627	$30	$989,634,769

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(2,999,182)	—	$(2,999,182)
Collateral on securities loaned at value	—	(85,940,748)	—	(85,940,748)

Total	—	$(88,939,930)	—	$(88,939,930)

6	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Leve1[1]	Transfers Out of Level 1[2]	Transfers Into Level 2[2]	Transfers Out of Level 2[1]
Assets:
Investments:
Common Stocks:
France	—	7,836,151	7,836,151	—
Georgia	5,274,315	—	—	5,274,315
Luxembourg	4,981,757	—	—	4,981,757
Sweden	4,657,920	—	—	4,657,920
United Kingdom	8,539,638	—	—	8,539,638

Total	23,453,630	7,836,151	7,836,151	23,453,630

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global SmallCap Fund, Inc.

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global SmallCap Fund, Inc.

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Global SmallCap Fund, Inc.

Date: November 22, 2016